Accounting Policies	6 Months Ended
Jun. 30, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Accounting Policies	1. ACCOUNTING POLICIES
The financial information in these Condensed Consolidated Interim Financial Statements is unaudited and does not constitute statutory accounts as defined in section 434 of the UK Companies Act 2006. Statutory accounts for the year ended 31 December 2020 have been delivered to the Registrar of Companies.
The Condensed Consolidated Interim Financial Statements reflect all adjustments that, in the opinion of management, are necessary for a fair statement of the results of operations for the interim period. All such adjustments to the financial information are of a normal, recurring nature. Because the results from common banking activities are so closely related and responsive to changes in market conditions, the results for any interim period are not necessarily indicative of the results that can be expected for the year.
On 31 December 2020, International Financial Reporting Standards (IFRSs) as adopted by the European Union at that date was brought into UK law and became UK-adopted International Accounting Standards (IAS), with future changes being subject to endorsement by the UK Endorsement Board. Santander UK plc (the Company) and its subsidiaries (collectively Santander UK or the Santander UK group) transitioned to UK-adopted International Accounting Standards in its consolidated financial statements on 1 January 2021. This change constitutes a change in accounting framework. However, there is no impact on recognition, measurement or disclosure in the period reported as a result of the change in framework.
The Condensed Consolidated Interim Financial Statements have been prepared in accordance with UK adopted IAS 34 ‘Interim Financial Reporting', IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB), IAS 34 ‘Interim Financial Reporting’ as adopted by the EU, and the Disclosure Guidance and Transparency Rules sourcebook of the UK's Financial Conduct Authority (FCA). They do not include all the information and disclosures normally required for full annual financial statements and should be read in conjunction with the Consolidated Financial Statements of Santander UK for the year ended 31 December 2020 which were prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and IFRSs adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. Those consolidated financial statements were also prepared in accordance with IFRSs as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee, as there were no applicable differences from IFRSs as issued by the IASB for the periods presented. At 30 June 2021, there were no differences between IFRSs adopted by the UK, IFRSs issued by the IASB, and IFRSs adopted by the EU in terms of their application to Santander UK. The financial statements for Santander UK for the year ended 31 December 2021 will be prepared in accordance with IFRS as adopted by the UK, IFRSs as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee, and IFRSs as adopted by the EU. Except as noted below, the same accounting policies, presentation and methods of computation are followed in these Condensed Consolidated Interim Financial Statements as were applied in the presentation of Santander UK’s 2020 Annual Report.
Non-current assets held for sale
Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell, with the exception of financial instruments which remain governed by the requirements of IFRS 9, and are held at their IFRS 9 carrying value. For details of the disposal of assets and liabilities in connection with the transfer of the Corporate & Investment Banking (CIB) business to the London Branch of Banco Santander SA (SLB), and for details on the sale of Retail Banking residential mortgage assets, see Note 33.
Discontinued operations
A discontinued operation is a component of the Santander UK group that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single co-ordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the Condensed Consolidated Income Statement. Prior periods have been restated accordingly.
Future accounting developments
At 30 June 2021, for the Santander UK group, there were no significant new or revised standards and interpretations, and amendments thereto, which have been issued, including those which are not yet effective or which have otherwise not been early adopted where permitted.
Going concern
In light of the continuing economic uncertainty, the Directors updated their going concern assessment in preparing these Condensed Consolidated Interim Financial Statements. After making enquiries, the Directors have a reasonable expectation that Santander UK has adequate resources to continue in operational existence for at least twelve months from the date of this report and, therefore, having reassessed the principal risks and uncertainties, the Directors consider it appropriate for the Condensed Consolidated Interim Financial Statements to be prepared on a going concern basis.
In making their going concern assessment in connection with preparing the Condensed Consolidated Interim Financial Statements, the Directors considered a wide range of information that included Santander UK’s long-term business and strategic plans, forecasts and projections, estimated capital, funding and liquidity requirements, contingent liabilities and the reasonably possible changes in trading performance arising from potential economic, market and product developments. The Directors' assessment specifically considered the impacts of Covid-19, including for the following areas:
–Economic scenarios and probability weights: These underpin our ECL impairment allowances and are discussed in detail in the Credit risk section of the Risk review. The Directors reviewed the economic scenarios to ensure that they captured the wide range of potential outcomes for the UK economy. Whereas the outlook for 2021 is more positive following the success of the vaccination programme and cautious optimism that the worst of the health crisis has passed, the downside scenarios continue to encapsulate different potential outcomes including higher-for-longer unemployment, and emergence of Covid-19 variants that are more resistant to existing vaccines leading to further lockdowns and a slower recovery that is more akin to the ‘U’ shape of past recessions.
–Liquidity: Santander UK remains in a strong liquidity position and Covid-19 did not trigger a liquidity stress.
–Capital: Santander UK remains strongly capitalised and Covid-19 did not trigger a capital stress.
–Customers: Santander UK has supported many thousands of individuals and businesses affected by Covid-19 with a range of measures, including payment holidays on mortgages, personal loans and credit cards as well as taking an active part in UK Government loan schemes to help businesses. The majority of customers who took payment holidays have resumed payments. We continue to work with those customers who remain affected to understand their individual situations and, where necessary, help them resume payments.
–Operations: All our operations continue to operate effectively with a significant majority of staff working from home and the majority of branches remaining open and returning to more normal hours. The current operating model could be sustained indefinitely with additional resilience being continuously implemented and is not affecting our ability to operate all our services, or raising concerns about our Business Continuity Planning, and
–Key suppliers: Suppliers continue to be closely monitored in line with our Third Party Risk Management Framework. No significant service issues have been reported across our cohort of critical suppliers, and no material issues have been reported across our broader (non-critical) supply chain. Isolated supplier impacts have been seen, but these are being managed.
CRITICAL JUDGEMENTS AND ACCOUNTING ESTIMATES
The preparation of the Condensed Consolidated Interim Financial Statements requires management to make judgements and accounting estimates that affect the reported amount of assets and liabilities at the date of the Condensed Consolidated Interim Financial Statements and the reported amount of income and expenses during the reporting period. Management evaluates its judgements and accounting estimates, which are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, on an ongoing basis. Actual results may differ from these accounting estimates under different assumptions or conditions.
In the course of preparing the Condensed Consolidated Interim Financial Statements, no significant judgements have been made in the process of applying the accounting policies, other than those involving estimations about credit impairment losses, provisions and contingent liabilities, pensions and goodwill.
There have been no significant changes in the basis upon which judgements and accounting estimates have been determined compared to that applied in the 2020 Annual Report, except as described below. Management have considered the impact of Covid-19 on critical judgements and accounting estimates.
a) Credit impairment losses

Key judgements	–Determining an appropriate definition of default
–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Applying post model adjustments
–Assessing individual corporate Stage 3 exposures
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
For more on each of these key judgements and estimates, including the impact of Covid-19 on them, see 'Management judgements and estimates applied in calculating ECL' in the ‘Credit risk – Santander UK group level – credit risk management’ section of the Risk review.
Sensitivity of ECL allowance
For detailed disclosures, see 'Sensitivity of ECL allowance' in the ‘Credit risk – Santander UK group level – credit risk management’ section of the Risk review.
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Assessing the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events
Note 26 'Contingent liabilities and commitments' includes disclosure relating to an investigation in relation to the historical involvement of Santander UK plc, Santander Financial Services plc and Cater Allen International Limited (all subsidiaries of Santander UK Group Holdings plc) in German dividend tax arbitrage transactions, as well as an FCA civil regulatory investigation which commenced in July 2017 into our compliance with the Money Laundering Regulations 2007 and potential breaches of FCA principles and rules relating to anti-money laundering and financial crime systems and controls. It also includes disclosure relating to certain leases in which current and former Santander UK group members were the lessor that are currently under review by HMRC in connection with claims for tax allowances.
These judgements are based on the specific facts available and often require specialist professional advice. There can be a wide range of possible outcomes and uncertainties, particularly in relation to legal actions, and regulatory and consumer credit matters. As a result, it is often not possible to make reliable estimates of the likelihood and amount of any potential outflows, or to calculate any resulting sensitivities. For more on each of these key judgements and estimates, see Notes 24 and 26.
c) Pensions

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
For more on each of these key judgements and estimates, including the impact of Covid-19 on them, see Note 25.
Sensitivity of defined benefit pension scheme estimates
For detailed disclosures see ‘Actuarial assumption sensitivities’ in Note 25.
d) Goodwill

Key judgements:
–Determining the basis of goodwill impairment calculation assumptions, including management's planning assumptions considering internal capital allocations needed to support Santander UK's strategy, current market conditions and the macro-economic outlook.

Key estimates:	–Forecast cash flows for cash generating units, including estimated allocations of regulatory capital
–Growth rate beyond initial cash flow projections
–Discount rates which factor in risk-free rates and applicable risk premiums
These are variables subject to fluctuations in external market rates and economic conditions beyond management’s control
For more on each of these key judgements and estimates, see Note 16.
Sensitivity of goodwill
For detailed disclosures, see ‘Sensitivities of key assumptions in calculating VIU’ in Note 20 to the Consolidated Financial Statements in the 2020 Annual Report.